Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
January 31, 2023
LC1-NPRT3-0423
1.9871049.106
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Entertainment - 0.9%
Electronic Arts, Inc.	10,410	1,339,559
Liberty Media Corp. Liberty Formula One:
Class A (a)	1,408	89,661
Series C (a)	13,643	965,924
Live Nation Entertainment, Inc. (a)	47,371	3,812,892
Madison Square Garden Sports Corp.	5,804	1,055,399
Netflix, Inc. (a)	119,963	42,450,107
Playtika Holding Corp. (a)	50,026	524,773
Roblox Corp. (a)	271,586	10,105,715
Roku, Inc. Class A (a)	20,995	1,207,213
Spotify Technology SA (a)	84,983	9,579,284
Take-Two Interactive Software, Inc. (a)	82,090	9,295,051
The Walt Disney Co. (a)	74,191	8,048,982
Warner Bros Discovery, Inc. (a)	1,051,247	15,579,481
World Wrestling Entertainment, Inc. Class A (b)	26,081	2,206,974
		106,261,015
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	3,179,776	314,289,060
Class C (a)	2,819,992	281,632,601
Match Group, Inc. (a)	158,528	8,579,535
Meta Platforms, Inc. Class A (a)	290,957	43,343,864
Pinterest, Inc. Class A (a)	74,446	1,957,185
TripAdvisor, Inc. (a)(b)	5,121	119,319
Zoominfo Technologies, Inc. (a)	166,891	4,711,333
		654,632,897
Media - 0.4%
Cable One, Inc.	2,147	1,695,872
Charter Communications, Inc. Class A (a)	65,144	25,035,491
Liberty Broadband Corp.:
Class A (a)	4,961	444,605
Class C (a)	33,533	3,010,593
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	12,665	514,452
Series C (a)	25,960	1,046,188
Nexstar Broadcasting Group, Inc. Class A	1,985	406,468
The Trade Desk, Inc. (a)	266,416	13,507,291
		45,660,960
TOTAL COMMUNICATION SERVICES		806,554,872
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.1%
Aptiv PLC (a)	41,209	4,660,326
Automobiles - 2.4%
Lucid Group, Inc. Class A (a)(b)	302,384	3,534,869
Tesla, Inc. (a)	1,570,401	272,024,861
		275,559,730
Distributors - 0.1%
Genuine Parts Co.	6,823	1,145,036
Pool Corp.	23,094	8,905,277
		10,050,313
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	9,844	755,822
H&R Block, Inc.	77,986	3,039,894
Mister Car Wash, Inc. (a)(b)	34,546	354,787
		4,150,503
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)	227,921	25,324,302
Booking Holdings, Inc. (a)	23,560	57,347,396
Caesars Entertainment, Inc. (a)	85,455	4,448,787
Chipotle Mexican Grill, Inc. (a)	16,892	27,810,651
Choice Hotels International, Inc.	19,482	2,394,143
Churchill Downs, Inc.	21,653	5,372,109
Darden Restaurants, Inc.	54,244	8,026,485
Domino's Pizza, Inc.	15,651	5,524,803
Draftkings Holdings, Inc. (a)(b)	215,073	3,223,944
Expedia, Inc. (a)	91,788	10,491,368
Hilton Worldwide Holdings, Inc.	116,937	16,966,389
Las Vegas Sands Corp. (a)	74,936	4,421,224
Marriott International, Inc. Class A	161,198	28,077,468
McDonald's Corp.	109,110	29,176,014
Norwegian Cruise Line Holdings Ltd. (a)(b)	18,529	281,826
Planet Fitness, Inc. (a)	37,384	3,164,556
Six Flags Entertainment Corp. (a)	22,478	603,534
Starbucks Corp.	250,825	27,375,041
Travel+Leisure Co.	34,798	1,474,391
Vail Resorts, Inc.	23,095	6,058,742
Wendy's Co.	103,300	2,303,590
Wyndham Hotels & Resorts, Inc.	36,617	2,838,184
Wynn Resorts Ltd. (a)	7,965	825,493
Yum! Brands, Inc.	19,656	2,565,305
		276,095,745
Household Durables - 0.2%
D.R. Horton, Inc.	100,345	9,903,048
NVR, Inc. (a)	1,279	6,740,330
PulteGroup, Inc.	53,864	3,064,323
Toll Brothers, Inc.	33,325	1,982,504
TopBuild Corp. (a)	16,357	3,272,381
		24,962,586
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	5,400,644	556,968,416
Doordash, Inc. (a)	134,269	7,776,860
eBay, Inc.	42,761	2,116,670
Etsy, Inc. (a)	75,897	10,441,909
Lyft, Inc. (a)	153,940	2,501,525
Uber Technologies, Inc. (a)	1,009,703	31,230,114
Wayfair LLC Class A (a)(b)	30,335	1,835,268
		612,870,762
Leisure Products - 0.1%
Brunswick Corp.	7,644	644,619
Mattel, Inc. (a)	102,618	2,099,564
Polaris, Inc.	24,793	2,847,228
YETI Holdings, Inc. (a)	52,238	2,338,173
		7,929,584
Multiline Retail - 0.6%
Dollar General Corp.	136,912	31,982,643
Dollar Tree, Inc. (a)	39,990	6,005,698
Nordstrom, Inc. (b)	57,910	1,131,561
Ollie's Bargain Outlet Holdings, Inc. (a)	1,996	109,301
Target Corp.	155,049	26,690,135
		65,919,338
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	2,867	436,587
AutoZone, Inc. (a)	10,449	25,483,544
Best Buy Co., Inc.	38,230	3,391,766
Burlington Stores, Inc. (a)	37,446	8,606,214
CarMax, Inc. (a)(b)	11,112	782,840
Carvana Co. Class A (a)(b)	62,676	637,415
Five Below, Inc. (a)	33,129	6,530,720
Floor & Decor Holdings, Inc. Class A (a)(b)	62,658	5,687,467
Leslie's, Inc. (a)(b)	85,716	1,327,741
Lowe's Companies, Inc.	325,632	67,812,864
O'Reilly Automotive, Inc. (a)	15,359	12,169,704
RH (a)	4,309	1,344,365
Ross Stores, Inc.	87,765	10,372,945
The Home Depot, Inc.	364,137	118,042,291
TJX Companies, Inc.	705,209	57,728,409
Tractor Supply Co.	67,036	15,283,538
Ulta Beauty, Inc. (a)	30,595	15,724,606
Victoria's Secret & Co. (a)	35,128	1,480,645
Williams-Sonoma, Inc.	31,825	4,294,466
		357,138,127
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	14,115	6,033,880
lululemon athletica, Inc. (a)	67,809	20,809,226
NIKE, Inc. Class B	744,530	94,801,005
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	12,174	586,178
Tapestry, Inc.	19,738	899,461
		123,129,750
TOTAL CONSUMER DISCRETIONARY		1,762,466,764
CONSUMER STAPLES - 5.7%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)(b)	5,428	2,109,375
Brown-Forman Corp.:
Class A	16,022	1,065,463
Class B (non-vtg.)	65,721	4,375,704
Monster Beverage Corp. (a)	205,695	21,408,736
PepsiCo, Inc.	709,791	121,388,457
The Coca-Cola Co.	1,779,327	109,108,332
		259,456,067
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	51,363	3,722,277
Costco Wholesale Corp.	269,017	137,505,349
Grocery Outlet Holding Corp. (a)	3,842	116,758
Performance Food Group Co. (a)	28,497	1,747,436
Sysco Corp.	308,430	23,890,988
		166,982,808
Food Products - 0.3%
Darling Ingredients, Inc. (a)	6,721	445,535
Freshpet, Inc. (a)	15,448	978,322
Kellogg Co.	84,798	5,815,447
Lamb Weston Holdings, Inc.	87,479	8,738,277
Pilgrim's Pride Corp. (a)	14,778	358,810
The Hershey Co.	76,821	17,253,997
		33,590,388
Household Products - 1.2%
Church & Dwight Co., Inc.	66,783	5,400,073
Colgate-Palmolive Co.	309,298	23,051,980
Kimberly-Clark Corp.	121,174	15,753,832
Procter & Gamble Co.	610,999	86,994,038
The Clorox Co.	62,020	8,973,674
		140,173,597
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	139,405	38,626,337
Olaplex Holdings, Inc. (a)(b)	76,221	480,955
		39,107,292
TOTAL CONSUMER STAPLES		639,310,152
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Halliburton Co.	247,134	10,186,863
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp. (a)	112,183	3,235,358
Cheniere Energy, Inc.	86,902	13,277,757
Coterra Energy, Inc.	77,482	1,939,374
Devon Energy Corp.	193,100	12,211,644
Diamondback Energy, Inc.	60,871	8,894,471
Enviva, Inc.	18,577	844,882
EOG Resources, Inc.	259,738	34,350,351
Hess Corp.	133,869	20,101,769
New Fortress Energy, Inc.	33,405	1,295,780
Occidental Petroleum Corp.	398,242	25,802,099
ONEOK, Inc.	30,431	2,083,915
Ovintiv, Inc.	107,565	5,295,425
PDC Energy, Inc.	28,509	1,930,915
Pioneer Natural Resources Co.	79,400	18,289,790
Range Resources Corp.	94,151	2,355,658
Southwestern Energy Co. (a)(b)	46,949	259,158
Targa Resources Corp.	137,178	10,291,094
Texas Pacific Land Corp. (b)	3,475	6,935,579
		169,395,019
TOTAL ENERGY		179,581,882
FINANCIALS - 3.3%
Banks - 0.1%
First Citizens Bancshares, Inc.	1,645	1,279,284
Signature Bank	1,910	246,295
SVB Financial Group (a)	22,729	6,874,159
Western Alliance Bancorp.	39,322	2,963,699
		11,363,437
Capital Markets - 1.7%
Ameriprise Financial, Inc.	41,167	14,413,390
Ares Management Corp.	93,111	7,727,282
Blackstone, Inc.	425,236	40,805,647
Blue Owl Capital, Inc. Class A (b)	252,614	3,177,884
Charles Schwab Corp.	512,556	39,682,086
FactSet Research Systems, Inc.	23,034	9,742,000
LPL Financial	48,318	11,457,164
MarketAxess Holdings, Inc.	22,542	8,201,907
Moody's Corp.	91,548	29,547,117
Morningstar, Inc.	13,690	3,325,027
MSCI, Inc.	35,517	18,879,417
Raymond James Financial, Inc.	9,521	1,073,683
Tradeweb Markets, Inc. Class A	41,227	3,073,061
		191,105,665
Consumer Finance - 0.0%
American Express Co.	23,056	4,033,186
Credit Acceptance Corp. (a)(b)	398	184,131
Upstart Holdings, Inc. (a)(b)	8,363	156,221
		4,373,538
Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	223,725	15,835,256
Insurance - 1.3%
Aon PLC	117,244	37,363,318
Arch Capital Group Ltd. (a)	69,892	4,497,550
Arthur J. Gallagher & Co.	14,422	2,822,674
Assurant, Inc.	1,997	264,782
Brown & Brown, Inc.	10,936	640,412
Erie Indemnity Co. Class A	11,238	2,746,005
Everest Re Group Ltd.	7,311	2,556,584
Lincoln National Corp.	21,355	756,608
Markel Corp. (a)	1,853	2,610,840
Marsh & McLennan Companies, Inc.	268,729	47,003,389
Progressive Corp.	308,583	42,075,292
RenaissanceRe Holdings Ltd.	14,315	2,801,302
Ryan Specialty Group Holdings, Inc. (a)(b)	49,815	2,123,115
		148,261,871
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	38,974	366,745
UWM Holdings Corp. Class A (b)	51,689	236,736
		603,481
TOTAL FINANCIALS		371,543,248
HEALTH CARE - 12.2%
Biotechnology - 3.2%
AbbVie, Inc.	1,073,866	158,663,702
Alnylam Pharmaceuticals, Inc. (a)	74,622	16,894,421
Amgen, Inc.	272,537	68,788,339
Exact Sciences Corp. (a)	19,227	1,298,207
Exelixis, Inc. (a)	166,314	2,930,453
Horizon Therapeutics PLC (a)	124,968	13,711,489
Incyte Corp. (a)	95,818	8,157,945
Ionis Pharmaceuticals, Inc. (a)	78,876	3,144,786
Moderna, Inc. (a)	12,073	2,125,572
Natera, Inc. (a)(b)	54,960	2,359,433
Neurocrine Biosciences, Inc. (a)	57,524	6,381,137
Novavax, Inc. (a)(b)	47,067	513,501
Regeneron Pharmaceuticals, Inc. (a)	9,194	6,973,373
Repligen Corp. (a)	23,909	4,430,338
Sarepta Therapeutics, Inc. (a)	51,082	6,383,718
Seagen, Inc. (a)	82,527	11,510,866
Ultragenyx Pharmaceutical, Inc. (a)	31,567	1,430,932
Vertex Pharmaceuticals, Inc. (a)	146,665	47,387,462
		363,085,674
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	137,535	15,204,494
Align Technology, Inc. (a)	35,726	9,636,374
Baxter International, Inc.	47,578	2,173,839
DexCom, Inc. (a)	234,000	25,059,060
Edwards Lifesciences Corp. (a)	375,243	28,781,138
GE HealthCare Technologies, Inc. (a)	12,459	866,150
Globus Medical, Inc. (a)	3,048	230,124
ICU Medical, Inc. (a)	2,249	434,574
IDEXX Laboratories, Inc. (a)	49,902	23,977,911
Insulet Corp. (a)	41,789	12,006,815
Intuitive Surgical, Inc. (a)	197,141	48,435,572
Masimo Corp. (a)	22,045	3,749,414
Novocure Ltd. (a)(b)	62,710	5,717,898
Penumbra, Inc. (a)	21,647	5,420,625
ResMed, Inc.	87,715	20,031,475
Stryker Corp.	114,211	28,987,894
Tandem Diabetes Care, Inc. (a)	36,136	1,472,181
		232,185,538
Health Care Providers & Services - 3.2%
agilon health, Inc. (a)(b)	106,966	2,327,580
AmerisourceBergen Corp.	94,207	15,917,215
Chemed Corp.	3,150	1,591,191
Cigna Corp.	28,921	9,158,413
DaVita HealthCare Partners, Inc. (a)	33,815	2,786,018
Elevance Health, Inc.	44,528	22,263,555
Guardant Health, Inc. (a)	59,030	1,855,313
HCA Holdings, Inc.	7,981	2,035,714
Humana, Inc.	54,224	27,746,421
McKesson Corp.	16,891	6,396,284
Molina Healthcare, Inc. (a)	26,984	8,414,421
Signify Health, Inc. (a)	2,586	73,598
UnitedHealth Group, Inc.	517,196	258,179,071
		358,744,794
Health Care Technology - 0.1%
Certara, Inc. (a)	45,350	879,790
Definitive Healthcare Corp. (a)(b)	10,650	131,847
Doximity, Inc. (a)(b)	31,608	1,114,814
Teladoc Health, Inc. (a)(b)	9,377	275,684
Veeva Systems, Inc. Class A (a)	84,597	14,428,018
		16,830,153
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)(b)	49,946	2,338,971
Agilent Technologies, Inc.	161,273	24,526,398
Avantor, Inc. (a)	343,868	8,218,445
Bio-Techne Corp.	94,433	7,522,533
Bruker Corp.	65,085	4,563,760
Charles River Laboratories International, Inc. (a)	28,553	6,945,517
Danaher Corp.	26,744	7,070,579
IQVIA Holdings, Inc. (a)	112,630	25,838,448
Maravai LifeSciences Holdings, Inc. (a)	66,553	975,667
Mettler-Toledo International, Inc. (a)	13,350	20,464,482
Sotera Health Co. (a)	59,855	1,031,900
Syneos Health, Inc. (a)	10,962	393,755
Thermo Fisher Scientific, Inc.	29,003	16,541,281
Waters Corp. (a)	35,850	11,779,593
West Pharmaceutical Services, Inc.	44,952	11,939,251
		150,150,580
Pharmaceuticals - 2.3%
Catalent, Inc. (a)	34,588	1,852,187
Eli Lilly & Co.	416,752	143,425,201
Merck & Co., Inc.	644,027	69,174,940
Zoetis, Inc. Class A	286,080	47,343,379
		261,795,707
TOTAL HEALTH CARE		1,382,792,446
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	31,737	6,202,679
BWX Technologies, Inc.	21,565	1,312,446
HEICO Corp.	25,859	4,420,596
HEICO Corp. Class A	44,529	5,952,637
Howmet Aerospace, Inc.	22,100	899,249
Huntington Ingalls Industries, Inc.	5,246	1,156,953
Lockheed Martin Corp.	142,026	65,794,965
Northrop Grumman Corp.	10,409	4,663,648
Spirit AeroSystems Holdings, Inc. Class A	59,981	2,168,313
The Boeing Co. (a)	103,553	22,056,789
TransDigm Group, Inc.	12,068	8,661,807
		123,290,082
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	18,911	1,894,315
Expeditors International of Washington, Inc.	29,792	3,222,005
GXO Logistics, Inc. (a)	6,954	363,903
United Parcel Service, Inc. Class B	398,416	73,798,596
		79,278,819
Airlines - 0.1%
Delta Air Lines, Inc. (a)	388,601	15,194,299
Building Products - 0.3%
A.O. Smith Corp.	18,248	1,235,390
Advanced Drain Systems, Inc.	38,919	3,924,592
Allegion PLC	42,127	4,952,029
Armstrong World Industries, Inc.	15,851	1,227,026
Carlisle Companies, Inc.	26,305	6,598,872
Fortune Brands Home & Security, Inc.	26,961	1,739,254
Masco Corp.	7,141	379,901
MasterBrand, Inc. (a)	27,162	249,890
Trane Technologies PLC	81,044	14,516,601
Trex Co., Inc. (a)	66,923	3,528,181
		38,351,736
Commercial Services & Supplies - 0.8%
Cintas Corp.	49,035	21,758,791
Copart, Inc. (a)	258,761	17,236,070
Driven Brands Holdings, Inc. (a)	2,160	63,050
IAA, Inc. (a)	67,456	2,814,939
MSA Safety, Inc.	8,638	1,178,137
Republic Services, Inc.	7,973	995,190
Rollins, Inc.	130,256	4,741,318
Tetra Tech, Inc.	13,091	2,035,912
Waste Management, Inc.	233,510	36,131,002
		86,954,409
Construction & Engineering - 0.1%
AECOM	4,920	429,368
Quanta Services, Inc.	47,162	7,177,585
Valmont Industries, Inc.	1,760	580,325
Willscot Mobile Mini Holdings (a)	65,763	3,186,875
		11,374,153
Electrical Equipment - 0.3%
ChargePoint Holdings, Inc. Class A (a)(b)	153,299	1,861,050
Emerson Electric Co.	114,437	10,324,506
Generac Holdings, Inc. (a)	37,826	4,561,816
Plug Power, Inc. (a)(b)	156,367	2,661,366
Rockwell Automation, Inc.	47,074	13,276,280
Vertiv Holdings Co.	29,117	414,044
		33,099,062
Industrial Conglomerates - 0.3%
General Electric Co.	37,309	3,002,628
Honeywell International, Inc.	120,394	25,099,741
		28,102,369
Machinery - 1.9%
AGCO Corp.	4,977	687,473
Allison Transmission Holdings, Inc.	44,134	1,989,561
Caterpillar, Inc.	275,398	69,480,161
Deere & Co.	167,566	70,853,607
Donaldson Co., Inc.	12,524	780,871
Graco, Inc.	69,892	4,775,021
IDEX Corp.	8,193	1,963,698
Illinois Tool Works, Inc.	166,909	39,397,200
Lincoln Electric Holdings, Inc.	34,002	5,673,914
Middleby Corp. (a)	2,229	346,498
Nordson Corp.	8,107	1,972,433
Otis Worldwide Corp.	30,821	2,534,411
Parker Hannifin Corp.	17,646	5,752,596
Toro Co.	63,330	7,062,562
Xylem, Inc.	15,219	1,582,928
		214,852,934
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp. Class A	79,663	7,539,306
CoStar Group, Inc. (a)	34,951	2,722,683
Equifax, Inc.	36,896	8,198,291
FTI Consulting, Inc. (a)	8,594	1,370,915
KBR, Inc.	53,690	2,750,539
Robert Half International, Inc.	56,588	4,751,128
TransUnion Holding Co., Inc.	85,631	6,144,024
Verisk Analytics, Inc.	94,296	17,142,070
		50,618,956
Road & Rail - 1.0%
CSX Corp.	321,547	9,942,233
J.B. Hunt Transport Services, Inc.	44,573	8,426,526
Landstar System, Inc.	19,310	3,337,347
Old Dominion Freight Lines, Inc.	60,299	20,094,039
RXO, Inc. (a)	4,781	87,588
Union Pacific Corp.	373,415	76,247,609
XPO, Inc. (a)	4,738	188,857
		118,324,199
Trading Companies & Distributors - 0.4%
Core & Main, Inc. (a)(b)	14,746	325,444
Fastenal Co.	349,446	17,664,495
SiteOne Landscape Supply, Inc. (a)(b)	16,383	2,482,188
United Rentals, Inc.	19,459	8,580,446
W.W. Grainger, Inc.	27,351	16,122,867
Watsco, Inc. (b)	10,592	3,043,823
WESCO International, Inc. (a)	14,274	2,126,969
		50,346,232
TOTAL INDUSTRIALS		849,787,250
INFORMATION TECHNOLOGY - 43.5%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	149,397	18,827,010
Ubiquiti, Inc.	710	207,434
		19,034,444
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	268,074	21,384,263
Arrow Electronics, Inc. (a)	1,880	220,881
CDW Corp.	82,070	16,088,182
Cognex Corp.	98,187	5,374,756
Coherent Corp. (a)	11,695	507,563
Corning, Inc.	27,032	935,578
Jabil, Inc.	65,090	5,118,027
Keysight Technologies, Inc. (a)	100,750	18,069,513
National Instruments Corp.	10,225	552,150
Vontier Corp.	59,580	1,372,127
Zebra Technologies Corp. Class A (a)	12,847	4,061,964
		73,685,004
IT Services - 7.1%
Accenture PLC Class A	385,000	107,434,250
Automatic Data Processing, Inc.	232,897	52,590,472
Broadridge Financial Solutions, Inc.	64,310	9,669,652
Cloudflare, Inc. (a)	171,681	9,083,642
EPAM Systems, Inc. (a)	33,317	11,082,900
Euronet Worldwide, Inc. (a)	21,508	2,423,521
Fiserv, Inc. (a)	32,583	3,475,954
FleetCor Technologies, Inc. (a)	43,579	9,099,731
Gartner, Inc. (a)	46,588	15,753,266
Genpact Ltd.	57,944	2,739,592
Globant SA (a)(b)	24,723	4,009,576
GoDaddy, Inc. (a)	13,080	1,074,260
IBM Corp.	365,257	49,211,076
Jack Henry & Associates, Inc.	44,041	7,931,344
MasterCard, Inc. Class A	517,024	191,609,094
MongoDB, Inc. Class A (a)	40,254	8,622,809
Okta, Inc. (a)	12,459	917,107
Paychex, Inc.	195,826	22,688,400
PayPal Holdings, Inc. (a)	213,295	17,381,410
Shift4 Payments, Inc. (a)(b)	30,572	1,957,831
Snowflake, Inc. (a)	174,309	27,268,900
The Western Union Co.	78,607	1,113,861
Thoughtworks Holding, Inc. (a)	51,758	558,986
Toast, Inc. (a)(b)	154,897	3,455,752
Twilio, Inc. Class A (a)	39,881	2,386,479
VeriSign, Inc. (a)	6,024	1,313,533
Visa, Inc. Class A	1,000,314	230,282,286
WEX, Inc. (a)	19,141	3,540,511
Wix.com Ltd. (a)	25,979	2,259,653
		800,935,848
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (a)	773,357	58,117,779
Allegro MicroSystems LLC (a)	40,161	1,532,945
Analog Devices, Inc.	62,654	10,743,281
Applied Materials, Inc.	521,744	58,169,239
Broadcom, Inc.	239,982	140,391,870
Enphase Energy, Inc. (a)	79,454	17,589,527
Entegris, Inc.	90,089	7,271,083
GlobalFoundries, Inc. (a)	9,251	548,399
KLA Corp.	86,138	33,807,442
Lam Research Corp.	83,125	41,570,813
Lattice Semiconductor Corp. (a)	82,367	6,242,595
Microchip Technology, Inc.	275,979	21,421,490
Micron Technology, Inc.	124,675	7,517,903
Monolithic Power Systems, Inc.	27,546	11,750,022
NVIDIA Corp.	1,463,297	285,884,335
onsemi (a)	164,357	12,072,022
Qualcomm, Inc.	680,833	90,693,764
Teradyne, Inc.	86,216	8,768,167
Texas Instruments, Inc.	377,683	66,929,204
Universal Display Corp.	26,389	3,497,334
		884,519,214
Software - 15.9%
Adobe, Inc. (a)	282,122	104,481,061
Alteryx, Inc. Class A (a)	36,368	2,018,060
ANSYS, Inc. (a)	27,827	7,412,000
AppLovin Corp. (a)(b)	132,741	1,685,811
Aspen Technology, Inc. (a)	16,382	3,255,923
Atlassian Corp. PLC (a)(b)	87,258	14,102,638
Autodesk, Inc. (a)	132,163	28,436,191
Bentley Systems, Inc. Class B	102,399	3,998,681
Black Knight, Inc. (a)	8,723	528,527
Cadence Design Systems, Inc. (a)	165,624	30,281,036
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	40,368	373,404
Ceridian HCM Holding, Inc. (a)	15,748	1,138,265
Confluent, Inc. (a)	75,331	1,740,146
Coupa Software, Inc. (a)	25,340	2,025,173
Crowdstrike Holdings, Inc. (a)	127,645	13,517,606
Datadog, Inc. Class A (a)	161,177	12,057,651
DocuSign, Inc. (a)	119,919	7,271,888
DoubleVerify Holdings, Inc. (a)	38,768	1,054,102
Dropbox, Inc. Class A (a)	151,894	3,528,498
Dynatrace, Inc. (a)	120,759	4,640,768
Elastic NV (a)	46,870	2,757,831
Fair Isaac Corp. (a)	14,737	9,814,105
Five9, Inc. (a)	42,536	3,350,986
Fortinet, Inc. (a)	391,752	20,504,300
Gen Digital, Inc.	121,740	2,801,237
HubSpot, Inc. (a)	28,108	9,753,757
Informatica, Inc. (a)(b)	3,966	70,595
Intuit, Inc.	167,441	70,772,287
Jamf Holding Corp. (a)(b)	34,679	689,072
Manhattan Associates, Inc. (a)	23,272	3,033,738
Microsoft Corp.	4,546,488	1,126,665,191
nCino, Inc. (a)(b)	8,241	235,693
NCR Corp. (a)	4,182	114,670
New Relic, Inc. (a)	32,292	1,971,427
Nutanix, Inc. Class A (a)	72,478	2,019,962
Oracle Corp.	638,061	56,442,876
Palantir Technologies, Inc. (a)(b)	1,116,780	8,688,548
Palo Alto Networks, Inc. (a)	178,559	28,326,600
Paycom Software, Inc. (a)	31,078	10,067,407
Paylocity Holding Corp. (a)	24,103	5,020,414
Pegasystems, Inc. (b)	25,101	975,927
Procore Technologies, Inc. (a)(b)	31,011	1,735,065
PTC, Inc. (a)	63,923	8,621,934
RingCentral, Inc. (a)	51,604	2,014,104
Salesforce.com, Inc. (a)	125,142	21,020,102
SentinelOne, Inc. (a)	81,299	1,226,802
ServiceNow, Inc. (a)	121,657	55,369,750
Smartsheet, Inc. (a)	77,245	3,337,756
Splunk, Inc. (a)	98,772	9,459,394
Synopsys, Inc. (a)	92,563	32,744,161
Teradata Corp. (a)	33,692	1,175,177
Tyler Technologies, Inc. (a)	21,805	7,038,000
UiPath, Inc. Class A (a)	20,673	317,537
Unity Software, Inc. (a)(b)	101,454	3,603,646
VMware, Inc. Class A (a)	62,495	7,653,763
Workday, Inc. Class A (a)	121,269	22,001,835
Zoom Video Communications, Inc. Class A (a)	77,269	5,795,175
Zscaler, Inc. (a)	51,232	6,360,965
		1,797,099,218
Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	9,132,132	1,317,675,321
Dell Technologies, Inc.	23,497	954,448
HP, Inc.	280,458	8,172,546
NetApp, Inc.	131,888	8,734,942
Pure Storage, Inc. Class A (a)	170,799	4,942,923
		1,340,480,180
TOTAL INFORMATION TECHNOLOGY		4,915,753,908
MATERIALS - 1.4%
Chemicals - 1.1%
Albemarle Corp.	36,591	10,298,537
Axalta Coating Systems Ltd. (a)	32,662	983,126
CF Industries Holdings, Inc.	118,835	10,065,325
Ecolab, Inc.	133,020	20,595,487
FMC Corp.	26,170	3,484,012
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	101,046	197,040
Linde PLC	63,035	20,860,803
PPG Industries, Inc.	75,958	9,900,366
RPM International, Inc.	3,993	359,011
Sherwin-Williams Co.	145,281	34,372,032
The Chemours Co. LLC	54,714	1,991,042
The Mosaic Co.	25,333	1,254,997
The Scotts Miracle-Gro Co. Class A (b)	8,400	606,396
Valvoline, Inc.	107,372	3,936,258
		118,904,432
Construction Materials - 0.1%
Eagle Materials, Inc.	18,435	2,692,985
Martin Marietta Materials, Inc.	3,328	1,196,882
Vulcan Materials Co.	39,194	7,185,436
		11,075,303
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA (b)	29,961	168,381
Avery Dennison Corp.	30,390	5,757,082
Ball Corp.	74,531	4,340,685
Berry Global Group, Inc.	36,627	2,260,985
Crown Holdings, Inc.	61,538	5,425,190
Graphic Packaging Holding Co.	143,261	3,451,157
Sealed Air Corp.	88,481	4,845,220
		26,248,700
Metals & Mining - 0.0%
MP Materials Corp. (a)(b)	54,957	1,786,652
Royal Gold, Inc.	2,572	326,721
Southern Copper Corp.	34,179	2,570,603
		4,683,976
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	4,187	285,093
TOTAL MATERIALS		161,197,504
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	216,227	48,302,950
Apartment Income (REIT) Corp.	7,332	280,522
Camden Property Trust (SBI)	5,311	654,368
Crown Castle International Corp.	262,140	38,825,555
Equinix, Inc.	42,306	31,227,328
Equity Lifestyle Properties, Inc.	66,087	4,743,725
Extra Space Storage, Inc.	9,558	1,508,539
Iron Mountain, Inc.	131,232	7,162,643
Lamar Advertising Co. Class A	46,184	4,920,443
Public Storage	75,366	22,936,888
SBA Communications Corp. Class A	14,767	4,393,626
Simon Property Group, Inc.	96,047	12,338,198
		177,294,785
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	93,341	7,981,589
Opendoor Technologies, Inc. (a)(b)	80,243	175,732
Zillow Group, Inc.:
Class A (a)	1,834	78,789
Class C (a)(b)	6,094	269,416
		8,505,526
TOTAL REAL ESTATE		185,800,311
UTILITIES - 0.0%
Gas Utilities - 0.0%
National Fuel Gas Co.	4,355	252,851
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	72,761	1,994,379
Vistra Corp.	137,746	3,176,423
		5,170,802
TOTAL UTILITIES		5,423,653
TOTAL COMMON STOCKS (Cost $9,370,719,671)		11,260,211,990

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $1,962,486)	2,000,000	1,962,452

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	39,787,021	39,794,978
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	65,010,322	65,016,823
TOTAL MONEY MARKET FUNDS (Cost $104,811,801)		104,811,801

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $9,477,493,958)	11,366,986,243
NET OTHER ASSETS (LIABILITIES) - (0.5)% (g)	(52,923,258)
NET ASSETS - 100.0%	11,314,062,985

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	163	Mar 2023	39,615,520	2,258,184	2,258,184
CME E-mini S&P 500 Index Contracts (United States)	60	Mar 2023	12,270,000	453,627	453,627

TOTAL FUTURES CONTRACTS					2,711,811
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,962,452.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $842,020 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	74,792,053	2,264,534,495	2,299,531,570	998,189	-	-	39,794,978	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	84,486,071	407,611,248	427,080,496	493,448	-	-	65,016,823	0.2%
Total	159,278,124	2,672,145,743	2,726,612,066	1,491,637	-	-	104,811,801

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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